Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	Goodwill	Patents, trademarks and licences	Client lists	Total
	£	£	£	£
Cost
At 1 January 2022	33,914,523	524,848	30,238,028	64,677,399
Additions	—	—	40,000,000	40,000,000
Translation gains/(losses)	561,187	—	1,146,275	1,707,462

At 30 September 2022	34,475,710	524,848	71,384,303	106,384,861

Amortisation
At 1 January 2022	19,074,971	524,848	11,435,493	31,035,312
Charge for the period	2,617,635	—	3,217,301	5,834,936

At 30 September 2022	21,692,606	524,848	14,652,794	36,870,248

Carrying amount
At 30 September 2022	12,783,104	—	56,731,509	69,514,613

At 31 December 2021	14,839,552	—	18,802,535	33,642,087

	Goodwill	Patents, trademarks and licences	Client lists	Total
	£	£	£	£
Cost
At 1 January 2021	34,163,414	524,848	30,287,194	64,975,456
Additions	—	—	—	—
Translation gains/(losses)	(248,891)	—	(49,166)	(298,057)

At 31 December 2021	33,914,523	524,848	30,238,028	64,677,399

Amortisation
At 1 January 2021	15,645,101	524,848	9,141,621	25,311,570
Charge for the year	3,429,870	—	2,293,872	5,723,742

At 31 December 2021	19,074,971	524,848	11,435,493	31,035,312

Carrying amount
At 31 December 2021	14,839,552	—	18,802,535	33,642,087

At 31 December 2020	18,518,313	—	21,145,573	39,663,886

	Goodwill	Patents, trademarks and licences	Client lists	Total
	£	£	£	£
Cost
At 1 January 2020	33,447,865	524,848	30,152,831	64,125,544
Additions	—	—	—	—
Disposals	(37,645)	—	—	(37,645)
Acquisitions through business combinations	453,488	—	—	453,488
Translation gains/(losses)	299,706	—	134,363	434,069

At 31 December 2020	34,163,414	524,848	30,287,194	64,975,456

Amortisation
At 1 January 2020	12,156,274	524,848	6,806,748	19,487,870
Charge for the year	3,488,827	—	2,334,873	5,823,700

At 31 December 2020	15,645,101	524,848	9,141,621	25,311,570

Carrying amount
At 31 December 2020	18,518,313	—	21,145,573	39,663,886

At 31 December 2019	21,291,591	—	23,346,083	44,637,674